Deferred tax assets and liabilities - Unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 114,300	$ 120,100
Unused tax losses for which no deferred tax asset recognised	48,600	48,600
Unrecognized deferred tax assets	16,407	17,875
Unrecognized deferred tax liabilities	0	0
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	270	261
Unrecognized deferred tax liabilities	0	0
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	0
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	28,299	29,776
Unrecognized deferred tax liabilities	0	0
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	28,569	30,037
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,162	12,162
Unrecognized deferred tax liabilities	$ (12,162)	$ (12,162)